UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011

[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2011

                                                                      (Form N-Q)

48046-1011                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
August 31, 2011 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)        SECURITY                                                 RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (54.6%)

             TAX-EXEMPT BONDS (54.6%)

             ARIZONA (2.0%)
$   1,000    Pima County IDA                                          5.75%          9/01/2029       $  1,013
    2,250    Univ. Medical Center Corp.                               5.00           7/01/2035          1,982
                                                                                                     --------
                                                                                                        2,995
                                                                                                     --------
             CALIFORNIA (2.1%)
    2,000    Monterey Peninsula USD (INS)                             5.50           8/01/2034          2,131
    4,435    West Contra Costa USD (INS)                              5.05(a)        8/01/2034            904
                                                                                                     --------
                                                                                                        3,035
                                                                                                     --------
             COLORADO (1.8%)
    2,000    Regional Transportation District                         5.38           6/01/2031          2,116
      500    Univ. of Colorado Hospital Auth.                         5.00          11/15/2037            483
                                                                                                     --------
                                                                                                        2,599
                                                                                                     --------
             CONNECTICUT (1.4%)
    6,000    Mashantucket (Western) Pequot Tribe, acquired
               9/21/1999; cost $5,583(b),(c),(d)                      5.75           9/01/2027          1,988
                                                                                                     --------
             FLORIDA (5.7%)
    1,875    Escambia County Housing Finance Auth. (INS)              5.75           6/01/2031          1,998
    2,000    Lee County IDA                                           5.00          11/01/2025          2,064
    1,300    Miami-Dade County                                        5.00          10/01/2034          1,346
    3,000    Orlando (INS)                                            5.13          11/01/2027          3,034
                                                                                                     --------
                                                                                                        8,442
                                                                                                     --------
             GEORGIA (0.7%)
    1,000    Fayette County School District, 4.95%, 9/01/2010 (INS)   4.95           3/01/2025          1,061
                                                                                                     --------
             ILLINOIS (1.5%)
    2,000    Finance Auth.                                            6.00          10/01/2032          2,171
                                                                                                     --------
             INDIANA (4.2%)
      500    Ball State Univ. of Indiana                              5.00           7/01/2030            526
    1,250    Finance Auth.                                            5.38          11/01/2032          1,290
      550    Health and Educational Facility Financing Auth.          5.25           2/15/2036            530
    1,000    Health and Educational Facility Financing Auth.          5.00           2/15/2039            942
    3,000    Rockport (INS)                                           4.63           6/01/2025          2,941
                                                                                                     --------
                                                                                                        6,229
                                                                                                     --------

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1  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)        SECURITY                                                 RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
             KENTUCKY (0.7%)
$   1,000    Economic Dev. Finance Auth. (INS)                        6.00%         12/01/2033       $  1,060
                                                                                                     --------
             LOUISIANA (1.3%)
      985    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                             6.55           9/01/2025            986
    1,000    Parish of St. John the Baptist                           5.13           6/01/2037            954
                                                                                                     --------
                                                                                                        1,940
                                                                                                     --------
             MAINE (0.1%)
      100    Health and Higher Educational Facilities Auth. (INS)     5.75           7/01/2030            101
                                                                                                     --------
             MICHIGAN (2.1%)
    3,000    Hospital Finance Auth. (INS)                             5.00          11/15/2026          3,022
                                                                                                     --------
             MISSOURI (0.9%)
    1,500    Health and Educational Facility Financing Auth.          5.38           2/01/2035          1,386
                                                                                                     --------
             NEW JERSEY (2.1%)
    2,000    EDA                                                      5.00           9/01/2033          2,047
    1,000    Middlesex County Improvement Auth.                       5.00           8/15/2023          1,020
                                                                                                     --------
                                                                                                        3,067
                                                                                                     --------
             NEW MEXICO (1.2%)
    1,000    Farmington                                               4.88           4/01/2033            876
    1,000    Farmington                                               5.90           6/01/2040            961
                                                                                                     --------
                                                                                                        1,837
                                                                                                     --------
             NEW YORK (7.7%)
    1,000    Dormitory Auth.                                          5.50           5/01/2037          1,020
    3,000    MTA                                                      5.00          11/15/2030          3,075
    1,000    New York City                                            5.25           8/15/2023          1,129
    1,500    New York City Housing Dev. Corp. (INS)                   5.00           7/01/2025          1,575
    2,000    New York City Trust for Cultural Resources               5.00          12/01/2039          2,032
    8,455    Oneida County IDA (INS)                                  4.65(a)        7/01/2035          2,538
                                                                                                     --------
                                                                                                       11,369
                                                                                                     --------
             NORTH CAROLINA (0.8%)
    1,000    Charlotte-Mecklenberg Hospital Auth. (PRE)               4.88           1/15/2032          1,149
                                                                                                     --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp.                       6.85          10/01/2024            205
                                                                                                     --------
             SOUTH CAROLINA (1.5%)
    2,000    Piedmont Municipal Power Agency (INS)                    5.75           1/01/2034          2,161
                                                                                                     --------
             TENNESSEE (0.3%)
    2,000    Knox County Health, Educational and Housing
               Facilities Board                                       5.01(a)        1/01/2035            472
                                                                                                     --------
             TEXAS (14.0%)
    2,000    Duncanville ISD (NBGA)                                   4.63           2/15/2029          2,058
    2,000    El Paso (INS)                                            4.75           8/15/2033          2,052
    2,000    Hidalgo County Health Services Corp.                     5.00           8/15/2026          1,913
    3,000    Houston Utility Systems (INS)                            5.13           5/15/2028          3,190

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)        SECURITY                                                 RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
$   5,675    Lewisville (INS)                                         5.80%          9/01/2025       $  5,569
    1,500    Manor ISD (NBGA)                                         5.00           8/01/2037          1,564
    2,000    Pflugerville (INS)                                       5.00           8/01/2028          2,048
    1,500    Public Finance Auth. (INS)                               5.00           2/15/2036          1,346
    1,000    San Leanna Education Facilities Corp.                    4.75           6/01/2032            912
                                                                                                     --------
                                                                                                       20,652
                                                                                                     --------
             WASHINGTON (1.4%)
    1,500    Economic Dev. Finance Auth. (INS)                        5.00           6/01/2038          1,518
    1,000    Vancouver Downtown Redevelopment Auth. (INS)             5.00           1/01/2023            592
                                                                                                     --------
                                                                                                        2,110
                                                                                                     --------
             WEST VIRGINIA (1.0%)
    1,500    Pleasants County                                         5.25          10/15/2037          1,494
                                                                                                     --------
             Total Tax-Exempt Bonds (cost: $84,434)                                                    80,545
                                                                                                     --------
             Total Tax-exempt Securities (cost: $84,434)                                               80,545
                                                                                                     --------
             TAX-EXEMPT SECURITIES (0.1%)

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.1%)

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
  101,667    Ssga Tax Free Money Market Fund, 0.00% (e)(cost: $102)                                       102
                                                                                                     --------
             BLUE CHIP STOCKS (44.5%)

             CONSUMER DISCRETIONARY (4.9%)
             -----------------------------
             ADVERTISING (0.1%)
    2,760    Interpublic Group of Companies, Inc.                                                          24
    1,760    Omnicom Group, Inc.                                                                           71
                                                                                                     --------
                                                                                                           95
                                                                                                     --------
             APPAREL RETAIL (0.2%)
      650    Abercrombie & Fitch Co. "A"                                                                   41
    1,340    Gap, Inc.                                                                                     22
    1,450    Limited Brands, Inc.                                                                          55
      300    Ross Stores, Inc.                                                                             23
    3,010    TJX Companies, Inc.                                                                          164
       20    Urban Outfitters, Inc.*                                                                        1
                                                                                                     --------
                                                                                                          306
                                                                                                     --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    2,170    Coach, Inc.                                                                                  122
      420    Ralph Lauren Corp.                                                                            58
      650    VF Corp.                                                                                      76
                                                                                                     --------
                                                                                                          256
                                                                                                     --------

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3  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             AUTO PARTS & EQUIPMENT (0.1%)
    3,670    Johnson Controls, Inc.                                                                  $    117
                                                                                                     --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   22,821    Ford Motor Co.*                                                                              254
                                                                                                     --------
             AUTOMOTIVE RETAIL (0.1%)
      610    AutoNation, Inc.*                                                                             25
      230    AutoZone, Inc.*                                                                               70
    1,130    CarMax, Inc.*                                                                                 32
      310    O'Reilly Automotive, Inc.*                                                                    20
                                                                                                     --------
                                                                                                          147
                                                                                                     --------
             BROADCASTING (0.1%)
    5,160    CBS Corp. "B"                                                                                129
      800    Discovery Communications, Inc. "A"*                                                           34
                                                                                                     --------
                                                                                                          163
                                                                                                     --------
             CABLE & SATELLITE (0.5%)
    1,360    Cablevision Systems Corp. "A"                                                                 25
   16,222    Comcast Corp. "A"                                                                            349
    3,750    DIRECTV "A"*                                                                                 165
      630    Scripps Networks Interactive "A"                                                              27
    1,899    Time Warner Cable, Inc.                                                                      124
                                                                                                     --------
                                                                                                          690
                                                                                                     --------
             CASINOS & GAMING (0.0%)
    1,520    International Game Technology                                                                 23
      270    Wynn Resorts Ltd.                                                                             42
                                                                                                     --------
                                                                                                           65
                                                                                                     --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,020    Best Buy Co., Inc.                                                                            26
      600    GameStop Corp. "A"*                                                                           14
      970    RadioShack Corp.                                                                              13
                                                                                                     --------
                                                                                                           53
                                                                                                     --------
             CONSUMER ELECTRONICS (0.0%)
      510    Harman International Industries, Inc.                                                         18
                                                                                                     --------
             DEPARTMENT STORES (0.2%)
    1,150    J.C. Penney Co., Inc.                                                                         31
    1,560    Kohl's Corp.                                                                                  72
    2,970    Macy's, Inc.                                                                                  77
    1,300    Nordstrom, Inc.                                                                               59
      370    Sears Holdings Corp.*                                                                         22
                                                                                                     --------
                                                                                                          261
                                                                                                     --------
             DISTRIBUTORS (0.0%)
    1,110    Genuine Parts Co.                                                                             61
                                                                                                     --------
             EDUCATION SERVICES (0.0%)
      600    Apollo Group, Inc. "A"*                                                                       28
      230    DeVry, Inc.                                                                                   10
                                                                                                     --------
                                                                                                           38
                                                                                                     --------
             FOOTWEAR (0.1%)
    2,250    NIKE, Inc. "B"                                                                               195
                                                                                                     --------
             GENERAL MERCHANDISE STORES (0.2%)
      600    Big Lots, Inc.*                                                                               20
    1,060    Family Dollar Stores, Inc.                                                                    57
    3,560    Target Corp.                                                                                 184
                                                                                                     --------
                                                                                                          261
                                                                                                     --------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.0%)
       70    Leggett & Platt, Inc.                                                                   $      2
                                                                                                     --------
             HOME IMPROVEMENT RETAIL (0.3%)
    9,400    Home Depot, Inc.                                                                             314
    6,720    Lowe's Companies, Inc.                                                                       134
                                                                                                     --------
                                                                                                          448
                                                                                                     --------
             HOMEBUILDING (0.0%)
    2,180    D.R. Horton, Inc.                                                                             23
      590    Lennar Corp. "A"                                                                               9
    1,980    Pulte Group, Inc.*                                                                             9
                                                                                                     --------
                                                                                                           41
                                                                                                     --------
             HOMEFURNISHING RETAIL (0.1%)
    2,000    Bed Bath & Beyond, Inc.*                                                                     114
                                                                                                     --------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,540    Carnival Corp.                                                                                84
    1,776    Marriott International, Inc. "A"                                                              52
    1,480    Starwood Hotels & Resorts Worldwide, Inc.                                                     66
    1,270    Wyndham Worldwide Corp.                                                                       41
                                                                                                     --------
                                                                                                          243
                                                                                                     --------
             HOUSEHOLD APPLIANCES (0.1%)
    1,253    Stanley Black & Decker, Inc.                                                                  77
      570    Whirlpool Corp.                                                                               36
                                                                                                     --------
                                                                                                          113
                                                                                                     --------
             HOUSEWARES & SPECIALTIES (0.1%)
    1,070    Fortune Brands, Inc.                                                                          61
    2,180    Newell Rubbermaid, Inc.                                                                       30
                                                                                                     --------
                                                                                                           91
                                                                                                     --------
             INTERNET RETAIL (0.5%)
    2,370    Amazon.com, Inc.*                                                                            510
    1,630    Expedia, Inc.                                                                                 49
      170    Netflix, Inc.*                                                                                40
      210    Priceline.com, Inc.*                                                                         113
                                                                                                     --------
                                                                                                          712
                                                                                                     --------
             LEISURE PRODUCTS (0.1%)
    1,030    Hasbro, Inc.                                                                                  40
    1,650    Mattel, Inc.                                                                                  44
                                                                                                     --------
                                                                                                           84
                                                                                                     --------
             MOTORCYCLE MANUFACTURERS (0.0%)
    1,720    Harley-Davidson, Inc.                                                                         67
                                                                                                     --------
             MOVIES & ENTERTAINMENT (0.7%)
   13,860    News Corp. "A"                                                                               240
    6,423    Time Warner, Inc.                                                                            203
    4,150    Viacom, Inc. "B"                                                                             200
   11,175    Walt Disney Co.                                                                              381
                                                                                                     --------
                                                                                                        1,024
                                                                                                     --------
             PUBLISHING (0.1%)
    1,870    Gannett Co., Inc.                                                                             21
    2,160    McGraw-Hill Companies, Inc.                                                                   91
       50    Washington Post Co. "B"                                                                       18
                                                                                                     --------
                                                                                                          130
                                                                                                     --------
             RESTAURANTS (0.7%)
       60    Chipotle Mexican Grill, Inc. "A"*                                                             19
    7,110    McDonald's Corp.                                                                             643
    5,320    Starbucks Corp.                                                                              206

================================================================================

5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    2,600    Yum! Brands, Inc.                                                                       $    141
                                                                                                     --------
                                                                                                        1,009
                                                                                                     --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    1,850    H&R Block, Inc.                                                                               28
                                                                                                     --------
             SPECIALTY STORES (0.1%)
    4,150    Staples, Inc.                                                                                 61
      720    Tiffany & Co.                                                                                 52
                                                                                                     --------
                                                                                                          113
                                                                                                     --------
             TIRES & RUBBER (0.0%)
      770    Goodyear Tire & Rubber Co.*                                                                   10
                                                                                                     --------
             Total Consumer Discretionary                                                               7,209
                                                                                                     --------
             CONSUMER STAPLES (5.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    3,750    Archer-Daniels-Midland Co.                                                                   107
                                                                                                     --------
             BREWERS (0.0%)
      920    Molson Coors Brewing Co. "B"                                                                  40
                                                                                                     --------
             DISTILLERS & VINTNERS (0.0%)
      320    Brown-Forman Corp. "B"                                                                        23
    1,440    Constellation Brands, Inc. "A"*                                                               28
                                                                                                     --------
                                                                                                           51
                                                                                                     --------
             DRUG RETAIL (0.3%)
    7,732    CVS Caremark Corp.                                                                           277
    5,420    Walgreen Co.                                                                                 191
                                                                                                     --------
                                                                                                          468
                                                                                                     --------
             FOOD DISTRIBUTORS (0.1%)
    3,290    Sysco Corp.                                                                                   92
                                                                                                     --------
             FOOD RETAIL (0.1%)
    2,210    Kroger Co.                                                                                    52
    2,090    Safeway, Inc.                                                                                 38
    1,240    SUPERVALU, Inc.                                                                               10
    1,070    Whole Foods Market, Inc.                                                                      71
                                                                                                     --------
                                                                                                          171
                                                                                                     --------
             HOUSEHOLD PRODUCTS (1.0%)
      690    Clorox Co.                                                                                    48
    3,080    Colgate-Palmolive Co.                                                                        277
    1,970    Kimberly-Clark Corp.                                                                         136
   16,183    Procter & Gamble Co.                                                                       1,031
                                                                                                     --------
                                                                                                        1,492
                                                                                                     --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    2,190    Costco Wholesale Corp.                                                                       172
   11,270    Wal-Mart Stores, Inc.                                                                        600
                                                                                                     --------
                                                                                                          772
                                                                                                     --------
             PACKAGED FOODS & MEAT (0.8%)
    1,080    Campbell Soup Co.                                                                             34
    3,500    ConAgra Foods, Inc.                                                                           86
    1,080    Dean Foods Co.*                                                                                9
    4,600    General Mills, Inc.                                                                          174
    1,545    H.J. Heinz Co.                                                                                81
    1,160    Hershey Co.                                                                                   68
      828    J.M. Smucker Co.                                                                              60
    1,680    Kellogg Co.                                                                                   91
    9,110    Kraft Foods, Inc. "A"                                                                        319
    1,040    McCormick & Co., Inc.                                                                         50

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    1,371    Mead Johnson Nutrition Co.                                                              $     98
    3,820    Sara Lee Corp.                                                                                69
    1,070    Tyson Foods, Inc. "A"                                                                         19
                                                                                                     --------
                                                                                                        1,158
                                                                                                     --------
             PERSONAL PRODUCTS (0.1%)
    2,540    Avon Products, Inc.                                                                           58
      770    Estee Lauder Companies, Inc. "A"                                                              75
                                                                                                     --------
                                                                                                          133
                                                                                                     --------
             SOFT DRINKS (1.1%)
    2,560    Coca Cola Enterprises, Inc.                                                                   71
   13,490    Coca-Cola Co.                                                                                950
    1,930    Dr. Pepper Snapple Group, Inc.                                                                74
    8,653    PepsiCo, Inc.                                                                                558
                                                                                                     --------
                                                                                                        1,653
                                                                                                     --------
             TOBACCO (0.9%)
   12,240    Altria Group, Inc.                                                                           333
      875    Lorillard, Inc.                                                                               97
   10,620    Philip Morris International, Inc.                                                            736
    1,960    Reynolds American, Inc.                                                                       74
                                                                                                     --------
                                                                                                        1,240
                                                                                                     --------
             Total Consumer Staples                                                                     7,377
                                                                                                     --------
             ENERGY (5.5%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    1,257    Alpha Natural Resources, Inc.*                                                                42
    1,370    CONSOL Energy, Inc.                                                                           62
    1,590    Peabody Energy Corp.                                                                          78
                                                                                                     --------
                                                                                                          182
                                                                                                     --------
             INTEGRATED OIL & GAS (3.2%)
   12,260    Chevron Corp.                                                                              1,213
    8,870    ConocoPhillips                                                                               604
   28,773    Exxon Mobil Corp.                                                                          2,130
    1,790    Hess Corp.                                                                                   106
    3,790    Marathon Oil Corp.                                                                           102
    1,120    Murphy Oil Corp.                                                                              60
    5,590    Occidental Petroleum Corp.                                                                   485
                                                                                                     --------
                                                                                                        4,700
                                                                                                     --------
             OIL & GAS DRILLING (0.1%)
      410    Diamond Offshore Drilling, Inc.                                                               26
      640    Helmerich & Payne, Inc.                                                                       37
    2,180    Nabors Industries Ltd.*                                                                       40
    1,030    Noble Corp.*                                                                                  35
      890    Rowan Companies, Inc.*                                                                        32
                                                                                                     --------
                                                                                                          170
                                                                                                     --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    2,887    Baker Hughes, Inc.                                                                           176
    1,400    Cameron International Corp.*                                                                  73
      620    FMC Technologies, Inc.*                                                                       28
    5,260    Halliburton Co.                                                                              233
    2,540    National-Oilwell Varco, Inc.                                                                 168
    7,992    Schlumberger Ltd.                                                                            624
                                                                                                     --------
                                                                                                        1,302
                                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,940    Anadarko Petroleum Corp.                                                                     217
    2,030    Apache Corp.                                                                                 209
      530    Cabot Oil & Gas Corp.                                                                         40
    3,870    Chesapeake Energy Corp.                                                                      125

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7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    2,350    Denbury Resources, Inc.*                                                                $     37
    2,500    Devon Energy Corp.                                                                           170
    1,390    EOG Resources, Inc.                                                                          129
    1,180    EQT Corp.                                                                                     71
      420    Newfield Exploration Co.*                                                                     21
      970    Noble Energy, Inc.                                                                            86
      900    Pioneer Natural Resources Co.                                                                 70
      630    QEP Resources, Inc.                                                                           22
      740    Range Resources Corp.                                                                         48
    1,780    Southwestern Energy Co.*                                                                      68
                                                                                                     --------
                                                                                                        1,313
                                                                                                     --------
             OIL & GAS REFINING & MARKETING (0.1%)
    1,895    Marathon Petroleum Corp.                                                                      70
      940    Sunoco, Inc.                                                                                  36
      100    Tesoro Corp.*                                                                                  3
    3,220    Valero Energy Corp.                                                                           73
                                                                                                     --------
                                                                                                          182
                                                                                                     --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    3,150    El Paso Corp.                                                                                 60
    4,310    Spectra Energy Corp.                                                                         112
    4,220    Williams Companies, Inc.                                                                     114
                                                                                                     --------
                                                                                                          286
                                                                                                     --------
             Total Energy                                                                               8,135
                                                                                                     --------
             FINANCIALS (6.3%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,995    Ameriprise Financial, Inc.                                                                    91
    7,285    Bank of New York Mellon Corp.                                                                151
      553    BlackRock, Inc. "A"                                                                           91
      980    Franklin Resources, Inc.                                                                     117
    3,300    Invesco Ltd. ADR                                                                              60
    1,180    Janus Capital Group, Inc.                                                                      9
    1,190    Legg Mason, Inc.                                                                              34
    1,260    Northern Trust Corp.(f)                                                                       48
    2,810    State Street Corp.                                                                           100
    2,030    T. Rowe Price Group, Inc.                                                                    109
                                                                                                     --------
                                                                                                          810
                                                                                                     --------
             CONSUMER FINANCE (0.4%)
    6,470    American Express Co.                                                                         322
    3,080    Capital One Financial Corp.                                                                  142
    3,520    Discover Financial Services                                                                   88
    3,810    SLM Corp.                                                                                     52
                                                                                                     --------
                                                                                                          604
                                                                                                     --------
             DIVERSIFIED BANKS (0.7%)
    1,300    Comerica, Inc.                                                                                33
   10,710    U.S. Bancorp                                                                                 249
   30,830    Wells Fargo & Co.                                                                            805
                                                                                                     --------
                                                                                                        1,087
                                                                                                     --------
             INSURANCE BROKERS (0.1%)
    1,550    Aon Corp.                                                                                     72
    2,290    Marsh & McLennan Companies, Inc.                                                              68
                                                                                                     --------
                                                                                                          140
                                                                                                     --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
    5,810    Charles Schwab Corp.                                                                          72
    1,495    E*Trade Financial Corp.*                                                                      18
    3,060    Goldman Sachs Group, Inc.                                                                    356

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    8,650    Morgan Stanley                                                                          $    151
                                                                                                     --------
                                                                                                          597
                                                                                                     --------
             LIFE & HEALTH INSURANCE (0.4%)
    2,770    AFLAC, Inc.                                                                                  104
    2,199    Lincoln National Corp.                                                                        46
    6,230    MetLife, Inc.                                                                                209
    1,300    Principal Financial Group, Inc.                                                               33
    2,745    Prudential Financial, Inc.                                                                   138
      742    Torchmark Corp.                                                                               28
      200    Unum Group                                                                                     5
                                                                                                     --------
                                                                                                          563
                                                                                                     --------
             MULTI-LINE INSURANCE (0.2%)
    2,550    American International Group, Inc.*                                                           65
      700    Assurant, Inc.                                                                                25
    3,680    Genworth Financial, Inc. "A"*                                                                 25
    2,730    Hartford Financial Services Group, Inc.                                                       52
    2,466    Loews Corp.                                                                                   93
                                                                                                     --------
                                                                                                          260
                                                                                                     --------
             MULTI-SECTOR HOLDINGS (0.0%)
     900     Leucadia National Corp.                                                                       27
                                                                                                     --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
   55,813    Bank of America Corp.                                                                        456
   17,081    Citigroup, Inc.                                                                              530
   23,459    JPMorgan Chase & Co.                                                                         881
                                                                                                     --------
                                                                                                        1,867
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (0.9%)
    1,670    ACE Ltd.                                                                                     108
    3,400    Allstate Corp.                                                                                89
   10,178    Berkshire Hathaway, Inc. "B"*                                                                743
    1,990    Chubb Corp.                                                                                  123
    1,280    Cincinnati Financial Corp.                                                                    36
    3,740    Progressive Corp.                                                                             72
    2,530    Travelers Companies, Inc.                                                                    127
    2,680    XL Group plc                                                                                  56
                                                                                                     --------
                                                                                                        1,354
                                                                                                     --------
             REAL ESTATE SERVICES (0.0%)
    1,830    CB Richard Ellis Group, Inc. "A"*                                                             28
                                                                                                     --------
             REGIONAL BANKS (0.4%)
    3,620    BB&T Corp.                                                                                    81
    5,810    Fifth Third Bancorp                                                                           62
    1,786    First Horizon National Corp.                                                                  12
    3,160    Huntington Bancshares, Inc.                                                                   16
    5,600    KeyCorp                                                                                       37
      660    M&T Bank Corp.                                                                                50
    3,105    PNC Financial Services Group, Inc.                                                           156
    9,440    Regions Financial Corp.                                                                       43
    3,920    SunTrust Banks, Inc.                                                                          78
    1,130    Zions Bancorp.                                                                                20
                                                                                                     --------
                                                                                                          555
                                                                                                     --------
             REITs - DIVERSIFIED (0.1%)
    1,238    Vornado Realty Trust                                                                         106
                                                                                                     --------
             REITs - INDUSTRIAL (0.0%)
    1,503    ProLogis, Inc.                                                                                41
                                                                                                     --------
             REITs - OFFICE (0.1%)
    1,050    Boston Properties, Inc.                                                                      109
                                                                                                     --------

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             REITs - RESIDENTIAL (0.1%)
      510    AvalonBay Communities, Inc.                                                             $     70
    2,215    Equity Residential Properties Trust                                                          135
                                                                                                     --------
                                                                                                          205
                                                                                                     --------
             REITs - RETAIL (0.2%)
    2,670    Kimco Realty Corp.                                                                            47
    2,004    Simon Property Group, Inc.                                                                   236
                                                                                                     --------
                                                                                                          283
                                                                                                     --------
             REITs - SPECIALIZED (0.2%)
    1,880    HCP, Inc.                                                                                     70
      940    Health Care REIT, Inc.                                                                        48
    3,902    Host Hotels & Resorts, Inc.                                                                   46
      800    Plum Creek Timber Co., Inc.                                                                   31
      645    Public Storage                                                                                80
    1,520    Ventas, Inc.                                                                                  81
                                                                                                     --------
                                                                                                          356
                                                                                                     --------
             SPECIALIZED FINANCE (0.2%)
      400    CME Group, Inc.                                                                              107
      440    IntercontinentalExchange, Inc.*                                                               52
    1,370    Moody's Corp.                                                                                 42
    1,120    NASDAQ OMX Group, Inc.*                                                                       27
    1,520    NYSE Euronext                                                                                 41
                                                                                                     --------
                                                                                                          269
                                                                                                     --------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    3,530    Hudson City Bancorp, Inc.                                                                     22
    2,220    People's United Financial, Inc.                                                               26
                                                                                                     --------
                                                                                                           48
                                                                                                     --------
             Total Financials                                                                           9,309
                                                                                                     --------
             HEALTH CARE (5.3%)
             ------------------
             BIOTECHNOLOGY (0.6%)
    5,890    Amgen, Inc.                                                                                  326
    1,160    Biogen Idec, Inc.*                                                                           109
    2,730    Celgene Corp.*                                                                               163
      310    Cephalon, Inc.*                                                                               25
    4,680    Gilead Sciences, Inc.*                                                                       187
                                                                                                     --------
                                                                                                          810
                                                                                                     --------
             HEALTH CARE DISTRIBUTORS (0.2%)
    2,160    AmerisourceBergen Corp.                                                                       86
    2,620    Cardinal Health, Inc.                                                                        111
    1,490    McKesson Corp.                                                                               119
      720    Patterson Companies, Inc.                                                                     21
                                                                                                     --------
                                                                                                          337
                                                                                                     --------
             HEALTH CARE EQUIPMENT (0.9%)
    3,470    Baxter International, Inc.                                                                   194
    1,310    Becton, Dickinson and Co.                                                                    107
    8,960    Boston Scientific Corp.*                                                                      61
      600    C.R. Bard, Inc.                                                                               57
    1,315    CareFusion Corp.*                                                                             34
    2,140    Covidien plc                                                                                 112
      300    Edwards Lifesciences Corp.*                                                                   23
    1,160    Hospira, Inc.*                                                                                53
      230    Intuitive Surgical, Inc.*                                                                     88
    6,090    Medtronic, Inc.                                                                              213
    1,910    St. Jude Medical, Inc.                                                                        87
    1,770    Stryker Corp.                                                                                 86
      830    Varian Medical Systems, Inc.*                                                                 47

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    1,460    Zimmer Holdings, Inc.*                                                                  $     83
                                                                                                     --------
                                                                                                        1,245
                                                                                                     --------
             HEALTH CARE FACILITIES (0.0%)
    3,270    Tenet Healthcare Corp.*                                                                       17
                                                                                                     --------
             HEALTH CARE SERVICES (0.3%)
      570    DaVita, Inc.*                                                                                 42
    3,540    Express Scripts, Inc.*                                                                       166
      615    Laboratory Corp. of America Holdings*                                                         52
    2,370    Medco Health Solutions, Inc.*                                                                128
      600    Quest Diagnostics, Inc.                                                                       30
                                                                                                     --------
                                                                                                          418
                                                                                                     --------
             HEALTH CARE SUPPLIES (0.0%)
    1,150    DENTSPLY International, Inc.                                                                  40
                                                                                                     --------
             HEALTH CARE TECHNOLOGY (0.0%)
      860    Cerner Corp.*                                                                                 57
                                                                                                     --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,439    Life Technologies Corp.*                                                                      60
    2,830    Thermo Fisher Scientific, Inc.*                                                              156
      690    Waters Corp.*                                                                                 55
                                                                                                     --------
                                                                                                          271
                                                                                                     --------
             MANAGED HEALTH CARE (0.5%)
    2,120    Aetna, Inc.                                                                                   85
    1,460    CIGNA Corp.                                                                                   68
    1,170    Coventry Health Care, Inc.*                                                                   39
    1,210    Humana, Inc.                                                                                  94
    6,420    UnitedHealth Group, Inc.                                                                     305
    2,200    WellPoint, Inc.                                                                              139
                                                                                                     --------
                                                                                                          730
                                                                                                     --------
             PHARMACEUTICALS (2.6%)
    9,100    Abbott Laboratories                                                                          478
    1,800    Allergan, Inc.                                                                               147
    8,766    Bristol-Myers Squibb Co.                                                                     261
    5,910    Eli Lilly and Co.                                                                            222
    1,480    Forest Laboratories, Inc.*                                                                    51
   16,020    Johnson & Johnson                                                                          1,054
   18,053    Merck & Co., Inc.                                                                            598
    2,210    Mylan, Inc.*                                                                                  46
   46,504    Pfizer, Inc.                                                                                 882
      840    Watson Pharmaceuticals, Inc.*                                                                 56
                                                                                                     --------
                                                                                                        3,795
                                                                                                     --------
             Total Health Care                                                                          7,720
                                                                                                     --------
             INDUSTRIALS (4.6%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    4,340    Boeing Co.                                                                                   290
    2,200    General Dynamics Corp.                                                                       141
      900    Goodrich Corp.                                                                                80
    3,960    Honeywell International, Inc.                                                                189
    1,200    ITT Corp.                                                                                     57
       80    L-3 Communications Holdings, Inc.                                                              6
    1,690    Lockheed Martin Corp.                                                                        125
    1,690    Northrop Grumman Corp.                                                                        92
    1,010    Precision Castparts Corp.                                                                    166
    2,205    Raytheon Co.                                                                                  95
    1,230    Rockwell Collins, Inc.                                                                        62
    5,410    United Technologies Corp.                                                                    402
                                                                                                     --------
                                                                                                        1,705
                                                                                                     --------

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.4%)
      450    C.H. Robinson Worldwide, Inc.                                                           $     32
    1,160    Expeditors International of Washington, Inc.                                                  53
    2,460    FedEx Corp.                                                                                  193
    5,560    United Parcel Service, Inc. "B"                                                              375
                                                                                                     --------
                                                                                                          653
                                                                                                     --------
             AIRLINES (0.0%)
    4,480    Southwest Airlines Co.                                                                        39
                                                                                                     --------
             BUILDING PRODUCTS (0.0%)
    2,100    Masco Corp.                                                                                   19
                                                                                                     --------
             COMMERCIAL PRINTING (0.0%)
    1,460    R.R. Donnelley & Sons Co.                                                                     22
                                                                                                     --------
             CONSTRUCTION & ENGINEERING (0.1%)
    1,060    Fluor Corp.                                                                                   64
      700    Jacobs Engineering Group, Inc.*                                                               26
    1,230    Quanta Services, Inc.*                                                                        24
                                                                                                     --------
                                                                                                          114
                                                                                                     --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    3,795    Caterpillar, Inc.                                                                            345
      910    Cummins, Inc.                                                                                 85
    2,480    Deere & Co.                                                                                  200
      470    Joy Global, Inc.                                                                              39
    2,152    PACCAR, Inc.                                                                                  81
                                                                                                     --------
                                                                                                          750
                                                                                                     --------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    1,040    Cintas Corp.                                                                                  33
    1,180    Iron Mountain, Inc.                                                                           39
                                                                                                     --------
                                                                                                           72
                                                                                                     --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    4,620    Emerson Electric Co.                                                                         215
    1,110    Rockwell Automation, Inc.                                                                     71
      180    Roper Industries, Inc.                                                                        14
                                                                                                     --------
                                                                                                          300
                                                                                                     --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,526    Republic Services, Inc. "A"                                                                   77
       90    Stericycle, Inc.*                                                                              8
    2,795    Waste Management, Inc.                                                                        92
                                                                                                     --------
                                                                                                          177
                                                                                                     --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750    Robert Half International, Inc.                                                               18
                                                                                                     --------
             INDUSTRIAL CONGLOMERATES (1.0%)
    3,670    3M Co.                                                                                       305
   61,400    General Electric Co.                                                                       1,001
    2,070    Textron, Inc.                                                                                 35
    2,240    Tyco International Ltd.                                                                       93
                                                                                                     --------
                                                                                                        1,434
                                                                                                     --------
             INDUSTRIAL MACHINERY (0.5%)
    3,670    Danaher Corp.                                                                                168
    1,320    Dover Corp.                                                                                   76
    2,420    Eaton Corp.                                                                                  104
      440    Flowserve Corp.                                                                               42
    2,480    Illinois Tool Works, Inc.                                                                    115
    1,950    Ingersoll-Rand plc                                                                            65
      850    Pall Corp.                                                                                    44

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
      940    Parker-Hannifin Corp.                                                                   $     69
                                                                                                     --------
                                                                                                          683
                                                                                                     --------
             OFFICE SERVICES & SUPPLIES (0.0%)
      660    Avery Dennison Corp.                                                                          19
    1,190    Pitney Bowes, Inc.                                                                            24
                                                                                                     --------
                                                                                                           43
                                                                                                     --------
             RAILROADS (0.4%)
    8,970    CSX Corp.                                                                                    197
    1,310    Norfolk Southern Corp.                                                                        89
    3,170    Union Pacific Corp.                                                                          292
                                                                                                     --------
                                                                                                          578
                                                                                                     --------
             RESEARCH & CONSULTING SERVICES (0.0%)
      300    Dun & Bradstreet Corp.                                                                        20
      720    Equifax, Inc.                                                                                 23
                                                                                                     --------
                                                                                                           43
                                                                                                     --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860    Fastenal Co.                                                                                  62
      480    W.W. Grainger, Inc.                                                                           74
                                                                                                     --------
                                                                                                          136
                                                                                                     --------
             TRUCKING (0.0%)
      300    Ryder System, Inc.                                                                            14
                                                                                                     --------
             Total Industrials                                                                          6,800
                                                                                                     --------
             INFORMATION TECHNOLOGY (8.3%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
    2,600    Adobe Systems, Inc.*                                                                          66
    1,090    Autodesk, Inc.*                                                                               31
    1,240    Citrix Systems, Inc.*                                                                         75
    1,640    Intuit, Inc.*                                                                                 81
      640    Salesforce.com, Inc.*                                                                         82
                                                                                                     --------
                                                                                                          335
                                                                                                     --------
             COMMUNICATIONS EQUIPMENT (0.9%)
   32,465    Cisco Systems, Inc.                                                                          509
      260    F5 Networks, Inc.*                                                                            21
      980    Harris Corp.                                                                                  40
    1,770    JDS Uniphase Corp.*                                                                           23
    3,060    Juniper Networks, Inc.*                                                                       64
    1,731    Motorola Mobility Holdings, Inc.*                                                             65
    2,275    Motorola Solutions, Inc.*                                                                     96
    9,220    QUALCOMM, Inc.                                                                               474
    2,140    Tellabs, Inc.                                                                                  9
                                                                                                     --------
                                                                                                        1,301
                                                                                                     --------
             COMPUTER HARDWARE (1.8%)
    5,660    Apple, Inc.*                                                                               2,178
    9,520    Dell, Inc.*                                                                                  142
   12,790    Hewlett-Packard Co.                                                                          333
                                                                                                     --------
                                                                                                        2,653
                                                                                                     --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   12,490    EMC Corp.*                                                                                   282
      620    Lexmark International, Inc. "A"*                                                              20
    2,010    NetApp, Inc.*                                                                                 76
    1,600    SanDisk Corp.*                                                                                59
      930    Western Digital Corp.*                                                                        27
                                                                                                     --------
                                                                                                          464
                                                                                                     --------

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    3,750    Automatic Data Processing, Inc.                                                         $    188
      870    Computer Sciences Corp.                                                                       27
    1,180    Fidelity National Information Services, Inc.                                                  33
      850    Fiserv, Inc.*                                                                                 47
      490    MasterCard, Inc. "A"                                                                         161
    1,630    Paychex, Inc.                                                                                 44
    2,750    Visa, Inc. "A"                                                                               242
    3,675    Western Union Co.                                                                             61
                                                                                                     --------
                                                                                                          803
                                                                                                     --------
             ELECTRONIC COMPONENTS (0.1%)
    1,270    Amphenol Corp. "A"                                                                            59
    9,160    Corning, Inc.                                                                                138
                                                                                                     --------
                                                                                                          197
                                                                                                     --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,000    Agilent Technologies, Inc.*                                                                   74
      410    FLIR Systems, Inc.                                                                            10
                                                                                                     --------
                                                                                                           84
                                                                                                     --------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
    1,520    Jabil Circuit, Inc.                                                                           26
    1,060    Molex, Inc.                                                                                   23
                                                                                                     --------
                                                                                                           49
                                                                                                     --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,970    Electronic Arts, Inc.*                                                                        45
                                                                                                     --------
             INTERNET SOFTWARE & SERVICES (0.8%)
    1,250    Akamai Technologies, Inc.*                                                                    27
    6,050    eBay, Inc.*                                                                                  187
    1,470    Google, Inc. "A"*                                                                            795
      960    Monster Worldwide, Inc.*                                                                       9
      990    VeriSign, Inc.                                                                                31
    7,620    Yahoo!, Inc.*                                                                                104
                                                                                                     --------
                                                                                                        1,153
                                                                                                     --------
             IT CONSULTING & OTHER SERVICES (1.1%)
    3,260    Accenture plc "A"                                                                            175
    2,120    Cognizant Technology Solutions Corp. "A"*                                                    134
    7,170    International Business Machines Corp.                                                      1,232
      920    SAIC, Inc.*                                                                                   14
    1,255    Teradata Corp.*                                                                               66
                                                                                                     --------
                                                                                                        1,621
                                                                                                     --------
             OFFICE ELECTRONICS (0.1%)
    8,223    Xerox Corp.                                                                                   68
                                                                                                     --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    6,120    Applied Materials, Inc.                                                                       69
      990    KLA-Tencor Corp.                                                                              37
      750    Novellus Systems, Inc.*                                                                       21
    1,340    Teradyne, Inc.*                                                                               16
                                                                                                     --------
                                                                                                          143
                                                                                                     --------
             SEMICONDUCTORS (0.9%)
    4,440    Advanced Micro Devices, Inc.*                                                                 30
    2,050    Altera Corp.                                                                                  75
    2,340    Analog Devices, Inc.                                                                          77
    3,170    Broadcom Corp. "A"*                                                                          113
      210    First Solar, Inc.*                                                                            21
   29,350    Intel Corp.                                                                                  591
    1,440    Linear Technology Corp.                                                                       41
    5,130    LSI Corp.*                                                                                    35

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    1,370    Microchip Technology, Inc.                                                              $     45
    5,040    Micron Technology, Inc.*                                                                      30
    1,500    National Semiconductor Corp.                                                                  37
    3,410    NVIDIA Corp.*                                                                                 45
    6,890    Texas Instruments, Inc.                                                                      181
    1,740    Xilinx, Inc.                                                                                  54
                                                                                                     --------
                                                                                                        1,375
                                                                                                     --------
             SYSTEMS SOFTWARE (1.3%)
    1,425    BMC Software, Inc.*                                                                           58
    2,230    CA, Inc.                                                                                      47
   43,485    Microsoft Corp.                                                                            1,156
   22,877    Oracle Corp.                                                                                 642
      630    Red Hat, Inc.*                                                                                25
    2,850    Symantec Corp.*                                                                               49
                                                                                                     --------
                                                                                                        1,977
                                                                                                     --------
             Total Information Technology                                                              12,268
                                                                                                     --------
             MATERIALS (1.6%)
             ----------------
             ALUMINUM (0.1%)
    6,630    Alcoa, Inc.                                                                                   85
                                                                                                     --------
             CONSTRUCTION MATERIALS (0.0%)
      750    Vulcan Materials Co.                                                                          26
                                                                                                     --------
             DIVERSIFIED CHEMICALS (0.4%)
    6,870    Dow Chemical Co.                                                                             195
    5,710    E.I. du Pont de Nemours & Co.                                                                276
      470    Eastman Chemical Co.                                                                          39
    1,260    PPG Industries, Inc.                                                                          97
                                                                                                     --------
                                                                                                          607
                                                                                                     --------
             DIVERSIFIED METALS & MINING (0.2%)
    5,572    Freeport-McMoRan Copper & Gold, Inc.                                                         263
                                                                                                     --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      410    CF Industries Holdings, Inc.                                                                  75
    3,020    Monsanto Co.                                                                                 208
                                                                                                     --------
                                                                                                          283
                                                                                                     --------
             FOREST PRODUCTS (0.0%)
    2,517    Weyerhaeuser Co.                                                                              45
                                                                                                     --------
             GOLD (0.1%)
    2,910    Newmont Mining Corp.                                                                         182
                                                                                                     --------
             INDUSTRIAL GASES (0.2%)
      785    Air Products & Chemicals, Inc.                                                                64
    2,250    Praxair, Inc.                                                                                222
                                                                                                     --------
                                                                                                          286
                                                                                                     --------
             METAL & GLASS CONTAINERS (0.0%)
    1,380    Ball Corp.                                                                                    50
      960    Owens-Illinois, Inc.*                                                                         18
                                                                                                     --------
                                                                                                           68
                                                                                                     --------
             PAPER PACKAGING (0.0%)
      640    Bemis Co., Inc.                                                                               20
    1,250    Sealed Air Corp.                                                                              23
                                                                                                     --------
                                                                                                           43
                                                                                                     --------
             PAPER PRODUCTS (0.1%)
    3,430    International Paper Co.                                                                       93
    1,340    MeadWestvaco Corp.                                                                            37
                                                                                                     --------
                                                                                                          130
                                                                                                     --------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.2%)
    1,500    Ecolab, Inc.                                                                            $     80
      570    International Flavors & Fragrances, Inc.                                                      33
      710    Sherwin-Williams Co.                                                                          54
      950    Sigma-Aldrich Corp.                                                                           61
                                                                                                     --------
                                                                                                          228
                                                                                                     --------
             STEEL (0.1%)
      310    AK Steel Holding Corp.                                                                         3
      190    Allegheny Technologies, Inc.                                                                   9
      600    Cliffs Natural Resources, Inc.                                                                50
    2,050    Nucor Corp.                                                                                   74
      840    United States Steel Corp.                                                                     25
                                                                                                     --------
                                                                                                          161
                                                                                                     --------
             Total Materials                                                                            2,407
                                                                                                     --------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   34,810    AT&T, Inc.                                                                                   991
    3,671    CenturyLink, Inc.                                                                            133
    3,529    Frontier Communications Corp.                                                                 26
   16,365    Verizon Communications, Inc.                                                                 592
    3,606    Windstream Corp.                                                                              46
                                                                                                     --------
                                                                                                        1,788
                                                                                                     --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,140    American Tower Corp. "A"*                                                                    116
    1,530    MetroPCS Communications, Inc.*                                                                17
   17,580    Sprint Nextel Corp.*                                                                          66
                                                                                                     --------
                                                                                                          199
                                                                                                     --------
             Total Telecommunication Services                                                           1,987
                                                                                                     --------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    2,820    American Electric Power Co., Inc.                                                            109
    5,644    Duke Energy Corp.                                                                            107
    1,730    Edison International                                                                          64
    1,060    Entergy Corp.                                                                                 69
    3,805    Exelon Corp.                                                                                 164
    2,320    FirstEnergy Corp.                                                                            103
    3,250    NextEra Energy, Inc.                                                                         184
    1,380    Northeast Utilities                                                                           48
    1,750    Pepco Holdings, Inc.                                                                          34
      850    Pinnacle West Capital Corp.                                                                   38
    3,310    PPL Corp.                                                                                     96
    2,080    Progress Energy, Inc.                                                                        101
    4,420    Southern Co.                                                                                 183
                                                                                                     --------
                                                                                                        1,300
                                                                                                     --------
             GAS UTILITIES (0.0%)
      630    ONEOK, Inc.                                                                                   45
                                                                                                     --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    3,900    AES Corp.*                                                                                    42
    1,520    Constellation Energy Group, Inc.                                                              58
    1,430    NRG Energy, Inc.*                                                                             34
                                                                                                     --------
                                                                                                          134
                                                                                                     --------
             MULTI-UTILITIES (0.6%)
    1,840    Ameren Corp.                                                                                  56
    2,760    CenterPoint Energy, Inc.                                                                      55
    1,480    Consolidated Edison, Inc.                                                                     83

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    3,960    Dominion Resources, Inc.                                                                $    193
      920    DTE Energy Co.                                                                                47
      601    Integrys Energy Group, Inc.                                                                   30
    2,170    NiSource, Inc.                                                                                46
    2,630    PG&E Corp.                                                                                   111
    2,030    Public Service Enterprise Group, Inc.                                                         69
      880    SCANA Corp.                                                                                   35
    1,410    Sempra Energy                                                                                 74
    1,670    TECO Energy, Inc.                                                                             31
    1,740    Wisconsin Energy Corp.                                                                        55
    1,980    Xcel Energy, Inc.                                                                             49
                                                                                                     --------
                                                                                                          934
                                                                                                     --------
             Total Utilities                                                                            2,413
                                                                                                     --------
             Total Blue Chip Stocks (cost: $44,569)                                                    65,625
                                                                                                     --------

             TOTAL INVESTMENTS (COST: $129,105)                                                      $146,272
                                                                                                     ========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                                 QUOTED PRICES        OTHER           SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                              TOTAL
-------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT BONDS                               $          --     $    80,545       $         --    $ 80,545
TAX-EXEMPT SECURITIES:
  TAX-EXEMPT MONEY MARKET INSTRUMENTS:
    Money Market Funds                                     102              --                 --         102
  BLUE CHIP STOCKS                                      65,625              --                 --      65,625
-------------------------------------------------------------------------------------------------------------
Total                                            $      65,727     $    80,545       $         --    $146,272
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2011, through August 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the

================================================================================

18  | USAA Growth and Tax Strategy Fund

================================================================================

basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $24,136,000 and $6,969,000, respectively, resulting in net unrealized depreciation of $17,167,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $147,416,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA    Economic Development Authority
IDA    Industrial Development Authority/Agency
ISD    Independent School District
MTA    Metropolitan Transportation Authority
PRE    Prerefunded to a date prior to maturity

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

REIT   Real estate investment trust
USD    Unified School District

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2011, was $1,988,000, which represented 1.3% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Currently the issuer is in default with respect to interest and/or principal payments.

(e) Rate represents the money market fund annualized seven-day yield at August 31, 2011.

(f) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

*      Non-income-producing security.

================================================================================

21  | USAA Growth and Tax Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     10/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.